UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

May 31, 2014

1.802195.110

EXF-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Diversified Consumer Services - 1.0%
H&R Block, Inc.	604,900	$ 18,014
Media - 2.7%
CBS Corp. Class B	502,900	29,978
Time Warner Cable, Inc.	156,700	22,120
		52,098
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	329,100	20,026
Staples, Inc.	1,516,500	17,061
TJX Companies, Inc.	470,600	25,624
		62,711
Textiles, Apparel & Luxury Goods - 3.4%
NIKE, Inc. Class B	380,300	29,249
PVH Corp.	108,300	14,256
VF Corp.	330,000	20,797
		64,302
TOTAL CONSUMER DISCRETIONARY		197,125
CONSUMER STAPLES - 14.5%
Beverages - 4.7%
Dr. Pepper Snapple Group, Inc.	890,100	51,359
The Coca-Cola Co.	938,700	38,402
		89,761
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	462,000	36,184
Food Products - 4.4%
Archer Daniels Midland Co.	1,009,900	45,385
Bunge Ltd.	492,800	38,295
		83,680
Tobacco - 3.5%
British American Tobacco PLC sponsored ADR	188,700	22,882
Lorillard, Inc.	698,700	43,438
		66,320
TOTAL CONSUMER STAPLES		275,945
ENERGY - 11.5%
Energy Equipment & Services - 1.3%
BW Offshore Ltd.	18,469,700	25,428
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	89,000	$ 9,155
Chevron Corp.	360,900	44,315
Exxon Mobil Corp.	690,214	69,387
Noble Energy, Inc.	269,700	19,437
Northern Oil & Gas, Inc. (a)(d)	532,400	8,119
Suncor Energy, Inc.	1,143,200	43,997
		194,410
TOTAL ENERGY		219,838
FINANCIALS - 14.4%
Banks - 10.6%
Citigroup, Inc.	508,500	24,189
JPMorgan Chase & Co.	825,500	45,873
M&T Bank Corp. (d)	406,300	49,313
U.S. Bancorp	815,900	34,423
Wells Fargo & Co.	941,300	47,799
		201,597
Insurance - 2.4%
ACE Ltd.	239,400	24,828
The Chubb Corp.	231,200	21,423
		46,251
Real Estate Investment Trusts - 1.4%
American Tower Corp.	289,800	25,975
TOTAL FINANCIALS		273,823
HEALTH CARE - 9.2%
Biotechnology - 1.6%
Infinity Pharmaceuticals, Inc. (a)	997,545	10,075
Theravance, Inc. (a)(d)	392,648	11,249
United Therapeutics Corp. (a)	91,000	8,712
		30,036
Pharmaceuticals - 7.6%
Johnson & Johnson	503,100	51,045
Merck & Co., Inc.	699,000	40,444
Perrigo Co. PLC	129,175	17,852
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	212,700	$ 6,302
Sanofi SA sponsored ADR	542,300	28,905
		144,548
TOTAL HEALTH CARE		174,584
INDUSTRIALS - 6.9%
Industrial Conglomerates - 2.4%
Danaher Corp.	595,400	46,697
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	1,216,631	3,674
Professional Services - 4.3%
Dun & Bradstreet Corp.	425,000	43,881
Towers Watson & Co.	335,200	37,713
		81,594
TOTAL INDUSTRIALS		131,965
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	925,200	22,778
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	8,200	4,688
Yahoo!, Inc. (a)	502,800	17,422
		22,110
IT Services - 4.9%
Amdocs Ltd.	839,500	40,397
Fidelity National Information Services, Inc.	888,700	48,123
Virtusa Corp. (a)	135,207	4,625
		93,145
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. Class A	727,300	23,179
Software - 4.2%
ANSYS, Inc. (a)	266,900	19,604
Microsoft Corp.	1,023,200	41,890
Oracle Corp.	421,800	17,724
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc.:
warrants 8/10/17 (a)(e)	28,652	$ 0*
warrants 10/3/18 (a)(e)	41,940	0*
		79,218
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	130,300	82,478
EMC Corp.	1,862,700	49,473
		131,951
TOTAL INFORMATION TECHNOLOGY		372,381
MATERIALS - 6.2%
Chemicals - 4.4%
CF Industries Holdings, Inc.	100,300	24,404
Intrepid Potash, Inc. (a)(d)	1,947,300	31,566
Monsanto Co.	222,500	27,112
		83,082
Metals & Mining - 1.8%
Turquoise Hill Resources Ltd. (a)	9,751,180	34,713
TOTAL MATERIALS		117,795
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	755,719	37,756
Wireless Telecommunication Services - 2.4%
T-Mobile U.S., Inc. (a)	610,500	20,958
Vodafone Group PLC sponsored ADR	696,590	24,388
		45,346
TOTAL TELECOMMUNICATION SERVICES		83,102
UTILITIES - 1.0%
Multi-Utilities - 1.0%
Sempra Energy	200,200	20,090
TOTAL COMMON STOCKS (Cost $1,578,689)		1,866,648
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Glam Media, Inc. Series M-1, 8.00% (a)(e)	427,303	$ 2,218
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(e)	76,875	139
Series C, 8.00% (a)(e)	910,747	1,648
Series C-1, 8.00% (a)(e)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		4,135
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15pay-in-kind (e) (Cost $260)	$ 260	260
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	27,625,685	27,626
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	44,822,668	44,823
TOTAL MONEY MARKET FUNDS (Cost $72,449)		72,449
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,666,259)		1,943,492
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(40,906)
NET ASSETS - 100%		$ 1,902,586
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,395,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 7,813
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 260
* Amount represents less than $1000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 45
Fidelity Securities Lending Cash Central Fund	236
Total	$ 281
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 199,343	$ 197,125	$ -	$ 2,218
Consumer Staples	275,945	275,945	-	-
Energy	219,838	219,838	-	-
Financials	273,823	273,823	-	-
Health Care	174,584	174,584	-	-
Industrials	131,965	131,965	-	-
Information Technology	374,298	372,381	-	1,917
Materials	117,795	117,795	-	-
Telecommunication Services	83,102	83,102	-	-
Utilities	20,090	20,090	-	-
Corporate Bonds	260	-	-	260
Money Market Funds	72,449	72,449	-	-
Total Investments in Securities:	$ 1,943,492	$ 1,939,097	$ -	$ 4,395
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,669,642,000. Net unrealized appreciation aggregated $273,850,000, of which $317,768,000 related to appreciated investment securities and $43,918,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014